Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

18Leases

The balance sheet shows the following amounts relating to lease liabilities:

	December 31,	December 31,
	2021	2020
	£ 000	£ 000
Long term lease liabilities	1,580	846
Current lease liabilities	362	175
	1,942	1,021

Lease liabilities maturity analysis

A maturity analysis of lease liabilities based on undiscounted gross cash flow is reported in the table below:

	December 31,	December 31,
	2021	2020
	£ 000	£ 000
Less than one year	425	175
Within 2 - 5 years	1,653	700
More than 5 years	262	397
Total lease liabilities (undiscounted)	2,340	1,272

18Leases (continued)

Total cash outflows related to leases

Total cash outflows related to leases are presented in the table below:

	December 31,	December 31,
Payment	2021	2020
	£ 000	£ 000
Right of use assets	240	220
Low value leases	—	—
Short term leases	49	64
Total cash outflow	289	284

A reconciliation of the lease creditors is shown below:

£000
As at January 1, 2020	1,166
Interest element of payments to finance lease creditors	(74)
Principal element of payments to finance lease creditors	(146)
Interest expense on leases	74
As at December 31, 2020	1,021
Additions	1,084
Interest element of payments to finance lease creditors	(78)
Principal element of payments to finance lease creditors	(162)
Interest expense on leases	77
As at December 31, 2021	1,942

Lease creditors relate to a property in Bristol, UK. In addition, during 2021, the Company entered into a 5-year lease agreement for a property in Kemble, UK. The cost, depreciation charge and carrying value for the right-of-use asset is disclosed in note 12 Right of use assets. The interest expense on lease liabilities is disclosed in note 8 Finance costs.